Schedules of Investments
06/30/22 (UNAUDITED)

Ariel Fund
Number of Shares	Common Stocks—98.78%	Value
	Consumer Discretionary—33.68%
3,348,679	Adtalem Global Education, Inc.(a)(b)	$120,451,984
2,240,435	Madison Square Garden Entertainment Corp.(a)	117,891,690
4,161,896	Paramount Global	102,715,593
4,425,405	Mattel, Inc.(a)	98,819,294
3,333,258	Gentex Corp.	93,231,226
1,786,233	Boyd Gaming Corp.	88,865,092
2,519,813	Interpublic Group of Cos., Inc.	69,370,452
406,830	Madison Square Garden Sports Corp.(a)	61,431,330
1,711,595	Royal Caribbean Cruises, Ltd.(a)	59,751,781
4,680,367	Manchester United plc	52,045,681
		864,574,123
	Consumer Staples—2.48%
497,065	J.M. Smucker Co.	63,629,291
	Energy—2.26%
2,926,476	Core Laboratories NV(b)	57,973,489
	Financials—20.09%
3,325,272	Lazard Ltd., Class A	107,772,066
954,249	Northern Trust Corp.	92,065,944
696,609	Affiliated Managers Group, Inc.	81,224,609
1,239,905	First American Financial Corp.	65,615,773
848,746	BOK Financial Corp.	64,148,223
1,299,885	KKR & Co., Inc.	60,171,677
1,903,797	Janus Henderson Group plc	44,758,267
		515,756,559
	Health Care—7.31%
296,839	Laboratory Corp. of America Holdings	69,567,188
1,769,940	Envista Holdings Corp.(a)	68,213,488
152,341	Charles River Laboratories International, Inc.(a)	32,596,404
34,781	Bio-Rad Laboratories, Inc.(a)	17,216,595
		187,593,675
	Industrials—25.08%
856,826	Mohawk Industries, Inc.(a)	106,323,538
4,631,494	Resideo Technologies, Inc.(a)	89,943,613
248,431	Zebra Technologies Corp.(a)	73,026,292
1,350,227	Masco Corp.	68,321,486
2,916,490	Kennametal, Inc.	67,750,063
3,060,576	Axalta Coating Systems, Ltd.(a)	67,669,335
10,115,888	ADT, Inc.	62,212,711
311,989	Snap-on, Inc.	61,471,193
175,675	Keysight Technologies, Inc.(a)	24,216,799
225,232	Simpson Manufacturing Co., Inc.	22,660,591
		643,595,621
	Real Estate—5.29%
495,153	Jones Lang LaSalle, Inc. (a)	86,582,454
668,303	CBRE Group, Inc., Class A(a)	49,193,784
		135,776,238
	Utilities—2.59%
1,516,457	Stericycle, Inc.(a)	66,496,639
	Total Common Stocks (Cost $2,162,909,938)	2,535,395,635
See Notes to Schedules of Investments.

800.292.7435    1

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel Fund (continued)

Number of Shares	Short-Term Investments—0.94%	Value
24,013,959	Northern Institutional Treasury Portfolio, 1.16%(c)	$24,013,959
	Total Short-Term Investments (Cost $24,013,959)	24,013,959

	Total Investments—99.72% (Cost $2,186,923,897)	2,559,409,594
	Other Assets less Liabilities—0.28%	7,199,570
	Net Assets—100.00%	$2,566,609,164
Ariel Appreciation Fund
Number of Shares	Common Stocks—100.04%	Value
	Consumer Discretionary—25.14%
1,893,506	Mattel, Inc.(a)	$42,281,989
728,313	Madison Square Garden Entertainment Corp.(a)	38,323,830
978,294	BorgWarner, Inc.	32,645,671
939,469	Interpublic Group of Cos., Inc.	25,863,582
282,604	CarMax, Inc.(a)	25,570,010
804,883	Gentex Corp.	22,512,578
1,927,494	Manchester United plc	21,433,733
140,029	Madison Square Garden Sports Corp.(a)	21,144,379
1,116,599	Knowles Corp.(a)	19,350,661
61,878	Vail Resorts, Inc.	13,492,498
171,387	Omnicom Group, Inc.	10,901,927
		273,520,858
	Consumer Staples—5.99%
801,843	Walgreens Boots Alliance, Inc.	30,389,850
344,373	Molson Coors Brewing Co.	18,771,772
125,598	J.M. Smucker Co.	16,077,800
		65,239,422
	Energy—3.39%
1,342,500	Core Laboratories NV	26,594,925
607,944	NOV, Inc.	10,280,333
		36,875,258
	Financials—28.98%
496,521	Northern Trust Corp.	47,904,346
155,179	Goldman Sachs Group, Inc.	46,091,267
713,073	The Charles Schwab Corp.	45,051,952
575,538	BOK Financial Corp.	43,499,162
1,080,836	Lazard Ltd., Class A	35,029,895
567,903	Aflac, Inc.	31,422,073
565,258	KKR & Co., Inc.	26,165,793
430,811	First American Financial Corp.	22,798,518
103,104	Progressive Corp.	11,987,902
67,724	Houlihan Lokey, Inc.	5,345,455
		315,296,363
	Health Care—12.36%
166,596	Laboratory Corp. of America Holdings	39,043,439
537,078	Cardinal Health, Inc.	28,073,067
110,923	Charles River Laboratories International, Inc.(a)	23,734,194
222,872	Zimmer Biomet Holdings, Inc.	23,414,932
523,957	Envista Holdings Corp.(a)	20,193,303
		134,458,935
See Notes to Schedules of Investments.

2     ARIELINVESTMENTS.COM

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel Appreciation Fund (continued)

Number of Shares	Common Stocks—100.04%	Value
	Industrials—19.49%
1,397,019	Kennametal, Inc.	$32,452,751
299,048	Stanley Black & Decker, Inc.	31,358,173
1,386,131	Axalta Coating Systems, Ltd.(a)	30,647,356
898,061	nVent Electric plc	28,136,251
96,386	Littelfuse, Inc.	24,485,899
1,095,952	Resideo Technologies, Inc.(a)	21,283,388
105,221	Snap-on, Inc.	20,731,694
125,954	Keysight Technologies, Inc.(a)	17,362,759
907,935	ADT, Inc.	5,583,800
		212,042,071
	Real Estate—2.24%
331,705	CBRE Group, Inc., Class A(a)	24,416,805
	Utilities—2.45%
608,600	Stericycle, Inc.(a)	26,687,110
	Total Common Stocks (Cost $872,152,743)	1,088,536,822
Number of Shares	Short-Term Investments—0.83%	Value
9,088,557	Northern Institutional Treasury Portfolio, 1.16%(c)	$9,088,557
	Total Short-Term Investments (Cost $9,088,557)	9,088,557

	Total Investments—100.87% (Cost $881,241,300)	1,097,625,379
	Other Assets less Liabilities—(0.87)%	(9,495,060)
	Net Assets—100.00%	$1,088,130,319
Ariel Focus Fund
Number of Shares	Common Stocks—98.18%	Value
	Basic Materials—9.04%
72,062	Mosaic Co.	$3,403,488
119,404	Barrick Gold Corp.	2,112,257
		5,515,745
	Consumer Discretionary—13.34%
92,689	BorgWarner, Inc.	3,093,032
37,109	Madison Square Garden Entertainment Corp.(a)	1,952,676
26,016	Boyd Gaming Corp.	1,294,296
7,216	Madison Square Garden Sports Corp.(a)	1,089,616
28,762	Paramount Global	709,846
		8,139,466
	Consumer Staples—2.26%
10,786	J.M. Smucker Co.	1,380,716
	Energy—6.26%
109,470	APA Corp.	3,820,503
	Financials—25.27%
11,454	Goldman Sachs Group, Inc.	3,402,067
41,536	BOK Financial Corp.	3,139,291
28,875	Northern Trust Corp.	2,785,860
63,960	Lazard Ltd., Class A	2,072,944
See Notes to Schedules of Investments.

800.292.7435    3

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel Focus Fund (continued)

Number of Shares	Common Stocks—98.18%	Value
	Financials—25.27%
40,643	Bank of New York Mellon Corp.	$1,695,219
26,654	First American Financial Corp.	1,410,530
19,732	KKR & Co., Inc.	913,394
		15,419,305
	Health Care—15.34%
13,891	Johnson & Johnson	2,465,791
10,111	Laboratory Corp. of America Holdings	2,369,614
103,174	ZimVie, Inc.(a)	1,651,816
14,154	Zimmer Biomet Holdings, Inc.	1,487,019
96,625	Hanger, Inc.(a)	1,383,670
		9,357,910
	Industrials—23.09%
7,019	Lockheed Martin Corp.	3,017,889
13,891	Snap-on, Inc.	2,736,944
21,235	Mohawk Industries, Inc.(a)	2,635,051
129,189	Resideo Technologies, Inc.(a)	2,508,850
140,431	Western Union Co.	2,312,899
8,344	Stanley Black & Decker, Inc.	874,952
		14,086,585
	Technology—3.58%
31,219	Oracle Corp.	2,181,272
	Total Common Stocks (Cost $51,428,534)	59,901,502
Number of Shares	Short-Term Investments—1.81%	Value
1,105,060	Northern Institutional Treasury Portfolio, 1.16%(c)	$1,105,060
	Total Short-Term Investments (Cost $1,105,060)	1,105,060

	Total Investments—99.99% (Cost $52,533,594)	61,006,562
	Other Assets less Liabilities—0.01%	6,484
	Net Assets—100.00%	$61,013,046
Ariel International Fund
Number of Shares	Common Stocks—92.24%	Value
	Belgium—0.55%
71,237	KBC Group NV	$3,996,912
	Brazil—1.89%
780,942	Telefonica Brasil SA ADR	7,075,335
836,511	BB Seguridade Participacoes SA ADR	4,132,364
215,005	TIM SA ADR	2,612,311
		13,820,010
	Canada—0.44%
308,539	Element Fleet Management Corp.	3,216,744
	China—4.83%
218,091	Baidu, Inc. ADR(a)	32,436,674
1,013,353	TravelSky Technology, Ltd.	1,968,127
35,989	Trip.com Group, Ltd. ADR(a)	987,898
		35,392,699
See Notes to Schedules of Investments.

4     ARIELINVESTMENTS.COM

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel International Fund (continued)

Number of Shares	Common Stocks—92.24%	Value
	Denmark—0.96%
1,097,140	H Lundbeck A/S, Class B	$5,328,376
274,285	H Lundbeck A/S, Class A	1,316,250
3,555	Novo Nordisk A/S	394,290
		7,038,916
	Finland—2.49%
3,097,680	Nokia Corp.	14,411,566
838,394	Nokia Corp. ADR	3,864,996
		18,276,562
	France—7.81%
1,210,532	Michelin (CGDE)	32,951,288
199,646	BNP Paribas SA	9,491,221
84,379	Sanofi	8,518,862
30,016	Thales SA	3,681,839
15,542	Safran SA	1,534,421
18,766	Societe BIC SA	1,026,556
		57,204,187
	Germany—13.03%
337,667	Deutsche Boerse AG	56,475,758
9,940,659	Telefonica Deutschland Holding	28,543,439
38,887	Muenchener Rueckver AG	9,136,516
26,366	Fresenius Medical Care AG & Co. KGaA	1,316,029
		95,471,742
	Hong Kong—1.35%
1,193,500	CLP Holdings, Ltd.	9,901,724
	Italy—4.83%
5,833,381	Snam SpA	30,559,345
833,826	Italgas SpA	4,854,003
		35,413,348
	Japan—13.81%
1,647,500	Subaru Corp.	29,281,738
702,800	Bridgestone Corp.	25,640,183
50,400	Nintendo Co., Ltd.	21,797,406
225,600	Secom Co., Ltd.	13,938,715
204,700	Japan Tobacco, Inc.	3,539,403
109,300	Sankyo Co., Ltd.	3,306,873
74,200	Ono Pharmaceutical Co., Ltd.	1,904,219
47,400	Mabuchi Motor Co., Ltd.	1,220,983
6,700	Daito Trust Construction Co., Ltd.	578,250
		101,207,770
	Luxembourg—0.42%
73,800	RTL Group	3,081,174
	Netherlands—4.03%
1,133,958	Koninklijke Ahold Delhaize NV	29,541,916
	Peru—1.67%
102,037	Credicorp, Ltd.	12,235,257
	Portugal—0.10%
35,222	Jeronimo Martins SGPS SA	765,532
	Singapore—0.13%
141,300	Singapore Exchange, Ltd.	962,138
See Notes to Schedules of Investments.

800.292.7435    5

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel International Fund (continued)

Number of Shares	Common Stocks—92.24%	Value
	Spain—5.19%
1,829,311	Endesa SA	$34,506,476
477,347	Tecnicas Reunidas SA(a)	3,526,662
		38,033,138
	Switzerland—8.43%
158,719	Roche Holding AG	52,961,753
86,102	Novartis AG	7,292,041
12,581	Nestle SA	1,468,629
517	Novartis AG ADR	43,702
		61,766,125
	United Kingdom—12.57%
2,190,737	GSK plc	47,084,746
10,197,959	Direct Line Insurance Group plc	31,245,979
177,004	Admiral Group plc	4,835,079
3,011,870	Vodafone Group plc	4,643,799
165,534	Close Brothers Group plc	2,065,422
15,386	Reckitt Benckiser Group plc	1,155,603
40,071	St. James's Place plc	537,782
7,815	AstraZeneca plc ADR	516,337
		92,084,747
	United States—7.71%
487,664	Philip Morris International, Inc.	48,151,943
68,845	Check Point Software Technologies, Ltd.(a)	8,383,944
		56,535,887
	Total Common Stocks (Cost $630,118,354)	675,946,528
Number of Shares	Short-Term Investments—3.04%	Value
22,285,857	Northern Institutional Treasury Portfolio, 1.16%(c)	$22,285,857
	Total Short-Term Investments (Cost $22,285,857)	22,285,857

	Total Investments—95.28% (Cost $652,404,211)	698,232,385
	Cash, Foreign Currency, Other Assets less Liabilities—4.72%	34,603,437
	Net Assets—100.00%	$732,835,822
See Notes to Schedules of Investments.

6     ARIELINVESTMENTS.COM

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel International Fund (continued)

Open Forward Currency Contracts as of June 30, 2022
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
09/01/2022	UBS AG	USD	18,673,036	CNH	124,926,346	$17,084
Subtotal UBS AG						17,084
09/01/2022	JPMorgan Chase	USD	1,476,337	CAD	1,853,592	36,095
09/01/2022	JPMorgan Chase	SGD	1,603,339	EUR	1,085,288	11,783
09/01/2022	JPMorgan Chase	USD	23,880,872	EUR	22,223,386	483,414
09/01/2022	JPMorgan Chase	USD	4,288,706	EUR	4,063,789	10,225
Subtotal JPMorgan Chase						541,517
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$558,601
Open Forward Currency Contracts with Unrealized Depreciation
09/01/2022	UBS AG	AUD	12,352,377	EUR	8,291,143	(198,189)
09/01/2022	UBS AG	NOK	10,400,998	EUR	1,021,694	(18,175)
09/01/2022	UBS AG	SEK	23,278,479	EUR	2,217,036	(52,432)
09/01/2022	UBS AG	AUD	50,917,292	USD	36,717,070	(1,551,825)
09/01/2022	UBS AG	GBP	23,508,782	USD	29,585,309	(932,501)
09/01/2022	UBS AG	NOK	28,612,964	USD	3,019,205	(110,053)
09/01/2022	UBS AG	SEK	113,252,721	USD	11,586,224	(485,316)
09/01/2022	UBS AG	SGD	2,770,043	USD	2,015,000	(20,565)
Subtotal UBS AG						(3,369,056)
09/01/2022	Northern Trust	SEK	50,191,998	USD	5,140,437	(220,672)
09/01/2022	Northern Trust	SGD	7,695,754	USD	5,599,518	(58,562)
Subtotal Northern Trust						(279,234)
09/01/2022	JPMorgan Chase	JPY	1,320,320,310	CNH	66,915,731	(218,582)
09/01/2022	JPMorgan Chase	GBP	1,748,040	USD	2,202,560	(72,026)
09/01/2022	JPMorgan Chase	JPY	4,167,743,619	USD	31,576,973	(723,205)
Subtotal JPMorgan Chase						(1,013,813)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(4,662,103)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(4,103,502)
See Notes to Schedules of Investments.

800.292.7435    7

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel Global Fund
Number of Shares	Common Stocks—94.04%	Value
	Belgium—0.20%
6,045	KBC Group NV	$339,168
	Brazil—4.03%
730,288	BB Seguridade Participacoes SA	3,622,520
201,362	Telefonica Brasil SA	1,810,678
628,090	TIM SA	1,531,385
		6,964,583
	Canada—0.07%
11,298	Element Fleet Management Corp.	117,790
	Chile—0.20%
20,915	Banco Santander-Chile ADR	340,705
	China—7.29%
70,794	Baidu, Inc. ADR(a)	10,529,192
41,049	Trip.com Group, Ltd. ADR(a)	1,126,795
487,831	TravelSky Technology, Ltd.	947,462
		12,603,449
	Denmark—0.27%
78,168	H Lundbeck A/S, Class B	379,631
19,542	H Lundbeck A/S, Class A	93,779
		473,410
	Finland—1.62%
602,949	Nokia Corp.	2,805,144
	France—5.18%
215,800	Michelin (CGDE)	5,874,184
13,846	Sanofi	1,397,885
28,935	BNP Paribas SA	1,375,577
3,191	Safran SA	315,039
		8,962,685
	Germany—4.30%
31,720	Deutsche Boerse AG	5,305,259
372,216	Telefonica Deutschland Holding	1,068,775
4,523	Muenchener Rueckver AG	1,062,681
		7,436,715
	Hong Kong—0.56%
116,000	CLP Holdings, Ltd.	962,380
	Italy—0.98%
323,326	Snam SpA	1,693,809
	Japan—5.63%
183,100	Subaru Corp.	3,254,316
78,400	Bridgestone Corp.	2,860,259
3,850	Nintendo Co., Ltd.	1,665,080
26,100	Secom Co., Ltd.	1,612,591
14,500	Japan Tobacco, Inc.	250,715
3,600	Mabuchi Motor Co., Ltd.	92,733
		9,735,694
	Luxembourg—0.12%
5,037	RTL Group	210,296
	Mexico—0.32%
160,350	Wal-Mart de Mexico SAB de CV	552,827
See Notes to Schedules of Investments.

8     ARIELINVESTMENTS.COM

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel Global Fund (continued)

Number of Shares	Common Stocks—94.04%	Value
	Netherlands—0.65%
43,229	Koninklijke Ahold Delhaize NV	$1,126,204
	Peru—3.11%
44,920	Credicorp, Ltd.	5,386,357
	South Africa—0.08%
42,909	Sanlam, Ltd.	139,445
	South Korea—2.70%
73,784	KT&G Corp.	4,671,168
	Spain—2.96%
271,604	Endesa SA	5,123,293
	Switzerland—7.04%
32,606	Roche Holding AG	10,880,052
7,997	Novartis AG	677,272
5,278	Nestle SA	616,121
		12,173,445
	Taiwan—0.51%
157,000	Catcher Technology Co., Ltd.	873,880
	United Kingdom—8.88%
484,384	GSK plc	10,410,696
1,143,488	Direct Line Insurance Group plc	3,503,584
313,480	Vodafone Group plc	483,334
20,970	Vodafone Group plc ADR	326,713
3,714	Reckitt Benckiser Group plc	278,949
8,030	Admiral Group plc	219,349
11,068	Close Brothers Group plc	138,099
		15,360,724
	United States—37.34%
58,732	Microsoft Corp.	15,084,140
105,760	Philip Morris International, Inc.	10,442,742
150,305	Gilead Sciences, Inc.	9,290,352
39,252	Johnson & Johnson	6,967,623
187,604	Equity Commonwealth(a)	5,164,738
86,315	Verizon Communications, Inc.	4,380,486
48,956	Amdocs, Ltd.	4,078,524
50,498	Bristol-Myers Squibb Co.	3,888,346
33,974	NetApp, Inc.	2,216,464
10,504	Check Point Software Technologies, Ltd.(a)	1,279,177
24,350	Tapestry, Inc.	743,162
12,702	U.S. Bancorp	584,546
1,646	Berkshire Hathaway, Inc., Class B(a)	449,391
		64,569,691
	Total Common Stocks (Cost $138,742,747)	162,622,862
Number of Shares	Short-Term Investments—3.29%	Value
5,687,677	Northern Institutional Treasury Portfolio, 1.16%(c)	$5,687,677
	Total Short-Term Investments (Cost $5,687,677)	5,687,677

	Total Investments—97.33% (Cost $144,430,424)	168,310,539
	Cash, Foreign Currency, Other Assets less Liabilities—2.67%	4,611,788
	Net Assets—100.00%	$172,922,327
See Notes to Schedules of Investments.

800.292.7435    9

Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Ariel Global Fund (continued)

Open Forward Currency Contracts as of June 30, 2022
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
09/01/2022	UBS	USD	3,125,162	CNH	20,907,956	$2,859
09/01/2022	UBS	USD	649,405	GBP	516,024	20,469
Subtotal UBS						23,328
09/01/2022	Northern Trust	USD	405,121	GBP	321,420	13,370
Subtotal Northern Trust						13,370
09/01/2022	JPMorgan Chase	USD	12,851,518	EUR	11,959,540	260,150
09/01/2022	JPMorgan Chase	USD	6,351,670	GBP	5,040,940	207,707
09/01/2022	JPMorgan Chase	USD	2,951,115	JPY	389,550,694	67,274
Subtotal JPMorgan Chase						535,131
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$571,829
Open Forward Currency Contracts with Unrealized Depreciation
09/01/2022	UBS	AUD	839,535	CHF	586,082	(36,923)
09/01/2022	UBS	USD	512,076	CHF	495,720	(9,571)
09/01/2022	UBS	CAD	1,027,752	EUR	761,334	(2,991)
09/01/2022	UBS	NOK	1,889,263	EUR	185,583	(3,301)
09/01/2022	UBS	CAD	478,226	USD	380,597	(9,015)
Subtotal UBS						(61,801)
09/01/2022	Northern Trust	USD	1,242,622	CHF	1,203,156	(23,462)
09/01/2022	Northern Trust	USD	1,949,130	CNH	13,080,441	(4,246)
09/01/2022	Northern Trust	SEK	2,276,841	GBP	185,007	(2,315)
09/01/2022	Northern Trust	SGD	749,522	USD	545,361	(5,704)
Subtotal Northern Trust						(35,727)
09/01/2022	JPMorgan Chase	AUD	1,117,264	CHF	780,754	(49,968)
09/01/2022	JPMorgan Chase	CAD	3,938,777	CHF	3,037,408	(135,838)
09/01/2022	JPMorgan Chase	USD	4,228,469	CHF	4,094,113	(79,775)
09/01/2022	JPMorgan Chase	AUD	1,554,559	EUR	1,043,745	(25,254)
Subtotal JPMorgan Chase						(290,835)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(388,363)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$183,466

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of June 30, 2022.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

10     ARIELINVESTMENTS.COM

Notes to the Schedules of Investments
06/30/22 (UNAUDITED)

NOTE One   |  ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two   |  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2022.
Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available.
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of June 30, 2022 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,559,409,594	$1,097,625,379	$61,006,562
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,559,409,594	$1,097,625,379	$61,006,562

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Notes to the Schedules of Investments (continued)
06/30/22 (UNAUDITED)

  Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the   respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$100,190,138	$—	$—	$100,190,138
Consumer Discretionary	92,167,980	—	—	92,167,980
Consumer Staples	84,623,026	—	—	84,623,026
Energy	3,526,662	—	—	3,526,662
Financials	138,331,172	—	—	138,331,172
Health Care	126,676,605	—	—	126,676,605
Industrials	21,402,514	—	—	21,402,514
Information Technology	28,628,633	—	—	28,628,633
Real Estate	578,250	—	—	578,250
Utilities	79,821,548	—	—	79,821,548
Total Common Stocks	$675,946,528	$—	$—	$675,946,528
Short-Term Investments	22,285,857	—	—	22,285,857
Total Investments	$698,232,385	$—	$—	$698,232,385
Other Financial Instruments
Forward Currency Contracts^	$—	$(4,103,502)	$—	$(4,103,502)
Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$22,005,939	$—	$—	$22,005,939
Consumer Discretionary	13,858,716	—	—	13,858,716
Consumer Staples	17,938,726	—	—	17,938,726
Financials	22,584,471	—	—	22,584,471
Health Care	43,985,636	—	—	43,985,636
Industrials	2,020,363	—	—	2,020,363
Information Technology	27,284,791	—	—	27,284,791
Real Estate	5,164,738	—	—	5,164,738
Utilities	7,779,482	—	—	7,779,482
Total Common Stocks	$162,622,862	$—	$—	$162,622,862
Short-Term Investments	5,687,677	—	—	5,687,677
Total Investments	$168,310,539	$—	$—	$168,310,539
Other Financial Instruments
Forward Currency Contracts^	$—	$183,466	$—	$183,466
*	As of June 30, 2022, the Level 2 investments held were forward currency contracts. See Schedules of Investments.
^	Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.

12     ARIELINVESTMENTS.COM

Notes to the Schedules of Investments (continued)
06/30/22 (UNAUDITED)

Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three   |  TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act. The following transactions were made during the period ended June 30, 2022 in securities that are deemed to be an affiliated company of the Funds as of June 30, 2022:
	Share activity				Nine months ended June 30, 2022
Security name	Balance September 30, 2021	Purchases	Sales	Balance June 30, 2022	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Adtalem Global Education, Inc. (Consumer discretionary)	2,600,502	1,463,019	714,842	3,348,679	$120,451,984	$—	$(5,838,808)	$8,980,850	4.7%
Core Laboratories NV (Energy)^	1,190,310	1,736,166	—	2,926,476	57,973,489	74,295	—	(20,482,389)	2.3
					$178,425,473	$74,295	$(5,838,808)	$(11,501,539)	7.0%

^This security was not deemed to be an affiliate of the Fund as of September 30, 2021.

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